united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 , Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 12/31

Date of reporting period: 6/30/18

Item 1. Reports to Stockholders.

The FX Strategy Fund

Semi-Annual Report

June 30, 2018

 1-855-397-8728

 www.fxstrategyfund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The FX Strategy Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

The FX Strategy Fund – Shareholder Semi-Annual Report for the first half of 2018

Dear Shareholders,

Below we present you with The FX Strategy Fund’s (the “Fund”) Semi-Annual Report for the first half of 2018.

For the first half of 2018, the FX Strategy Fund (FXFIX) posted a return of 8.60%. These returns surged ahead of comparative indices for the S&P 500 and for the Bloomberg Barclay US T-bills, which rose 2.65% and 0.79%, respectively, for the first half of 2018.

The Fund’s investment philosophy is to capture opportunities across the globe focused on currency markets. We employ the FX strategy, developed by P/E Investments, which, based on multiple fundamental factors, invests in liquid G-15 currencies and a few emerging market currencies, utilizing a Bayesian statistical model to pinpoint long and short positions in the international currency market. Factors that are carefully analyzed include inflation, interest rates across markets, interest rate acceleration and movement, yield curve characteristics, and liquidity conditions such as credit spreads, swap spreads, volatility of currencies and correlation between short-term rates and currency returns. By attempting to predict returns and volatilities for currencies around the world and then optimizing potential investments based on risk/reward trade-offs, we look to generate consistently satisfying absolute returns.

The Fund’s strategy relies on dynamic statistical analyses of global macroeconomic and financial factors. The evolving relative importance of these factors drives our forecasts. Currently, three main factors dominate: 1) short term rate differentials, where countries with higher one month yields are more attractive, 2) capital flows, where currencies that are not over-owned by speculators, or otherwise crowded, are more attractive, and 3) long term rate differentials, where countries with higher rates are more attractive. Additionally, after several months of testing, a new factor, named economic surprise, was added to the FX Strategy model in June 2018 and will be phased in over the next six months. The economic surprise factor, which currently supports our positive U.S. Dollar positions, has performed well since the implementation of quantitative easing regimes.

At mid-year, our position was bullish on the U.S. Dollar in a significant way versus the Australian Dollar and the Euro, with a smaller short position in the British Pound.

During much of the first half of 2018, our double-digit positive return was mostly from the appreciation of the U.S. Dollar against the Euro and the Australian Dollar. The appreciation of the U.S. Dollar against the Euro has primarily resulted from 1) the rise of interest rates in the U.S. caused by the increase of the Federal Funds rate and the signal of two additional increases this calendar year, 2) the rising trade war risk, which put pressure on the Euro and emerging currencies, and 3) the deteriorating Italian credit risk. The appreciation of the U.S. Dollar against the Australian Dollar has primarily resulted from the widening negative differential between Australian and US government bond yields. For example, the Australian 10-year government bond yield fell below the US bond yield by around 22 basis points, a differential not seen since the

1970s. In addition to the Euro and Australian Dollar, our strategy also benefited from the relative weakness of the Canadian Dollar, New Zealand Dollar, Swedish Krona, and emerging currencies during the first half of 2018.

Thank you for being a shareholder of The FX Strategy Fund.

Sincerely,

Traub Capital Management

7246-NLD-07/23/2018

THE FX STRATEGY FUND
Portfolio Review (Unaudited)
June 30, 2018

The Fund’s performance figures+ for the periods ended June 30, 2018, compared to its benchmarks:

			Annualized	Annualized	Annualized
	Six Months	One Year	Three Year	Five Year	Since Inception – Class I*
The FX Strategy Fund Class I	8.60%	(1.98)%	(0.43)%	3.43%	2.31%
S&P 500 Index ***	2.65%	14.37%	11.93%	13.42%	12.69%
Citigroup 3-Month Treasury Bill Index****	0.79%	1.33%	0.64%	0.39%	0.29%

*	Class I commenced operations on February 25, 2011.

***	The S&P 500 Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Citigroup 3-Month Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to market. The Citigroup 3-Month Treasury Bill Index consists of the last three three-month Treasury Bill issues. Investors cannot invest directly in an index or benchmark.

+	Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. As of the most recent prospectus, dated May 1, 2018, the Fund’s total gross annual operating expenses before waiver, including underlying funds, is 2.49% for Class I. See the financial highlights for current expense ratios. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the Fund shares. For performance information current to the most recent month-end, please call 1-855-397-8728.

Portfolio Composition as of June 30, 2018:

Percent of
Top Holdings *	Net Assets
Managed Futures Funds	39.6%
Mutual Funds	24.6%
Exchange Traded Funds	14.5%
Money Market Fund	12.4%
Other Assets Less Liabilities	8.9%
Total	100.0%

* Does not include derivative instruments.

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

THE FX STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 14.5%
	DEBT FUNDS - 14.5%
243	iShares Floating Rate Bond ETF	$12,393
34,532	PIMCO Enhanced Short Maturity Active ETF	3,506,725
	TOTAL EXCHANGE TRADED FUNDS (Cost $3,498,080)	3,519,118

	MUTUAL FUNDS - 24.6%
	DEBT FUNDS - 24.6%
399,003	Fidelity Conservative Income Bond Fund - Institutional Class	4,001,998
193,481	Vanguard Short-Term Bond Index Fund - Institutional Shares	1,983,181
	TOTAL MUTUAL FUNDS (Cost $6,021,525)	5,985,179

	MANAGED FUTURES FUNDS - 39.6%
3,319	FX Strategy LLC *	4,811,548
2,947	P/E Funds Ltd. - The Global Aggressive Fund Class F2 *	4,789,831
	TOTAL MANAGED FUTURES FUNDS (Cost $7,054,629)	9,601,379

	SHORT-TERM INVESTMENT - 12.4%
	MONEY MARKET FUND - 12.4%
3,014,949	Invesco Government & Agency Portfolio Institutional Class, 1.61% + (Cost $3,014,949)	3,014,949

	TOTAL INVESTMENTS - 91.1 (Cost $19,589,183)	$22,120,625
	OTHER ASSETS LESS LIABILITIES - 8.9%	2,150,579
	NET ASSETS - 100.00%	$24,271,204

+	Money market fund; interest rate reflects seven-day yield on June 30, 2018.

*	Non-Income producing security.

TOTAL RETURN SWAP

Notional Value at			Fixed Rate	Variable Rate		Unrealized
June 30, 2018	Description	Counterparty	Paid	Received	Maturity Date	Depreciation

11,085,700	Societe Generale/PE FX Strategy Total Return Swap +	Societe Generale, S.A.	0.50% of the Notional Value	Total Returns from the P/E (Investments) FX Strategy Index (standard)	Open-Ended Maturity	$(262,035)
Total Net Unrealized Depreciation on Swap Contract						$(262,035)

THE FX STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

Additional Information — Total Return Basket Swaps

The following table represents the individual positions and related values within the total return basket swap as of June 30, 2018.

Open Long Future					Net Unrealized
Contracts	Description	Expiration	Counterparty	Notional Amount	Depreciation
2	ICEUS SM US/NOK	Sep-18	Societe Generale	$200,000	$(8,240)
7	ICEUS SM US/SEK	Sep-18	Societe Generale	700,000	(44,240)
Net Unrealized Depreciation from Open Long Futures Contracts					$(52,480)

Open Short Future
Contracts
(9)	African Rand	Sep-18	Societe Generale	(324,450)	(1,462)
(80)	Australian Dollar	Sep-18	Societe Generale	(5,918,400)	(39,200)
(2)	British Pound	Sep-18	Societe Generale	(165,450)	(1,538)
(1)	CDN Dollar	Sep-18	Societe Generale	(76,160)	(705)
(142)	IMM Euro FX	Sep-18	Societe Generale	(20,832,288)	(200,575)
(66)	IMM Mex Peso	Sep-18	Societe Generale	(1,640,430)	11,550
(2)	Swiss Franc	Sep-18	Societe Generale	(253,875)	(1,850)
(1)	New Zealand	Sep-18	Societe Generale	(67,700)	(200)
Net Unrealized Depreciation from Open Short Futures Contracts					$(233,980)

+	Total return swap with The Societe Generale, S.A. (London). The Total Return Swap provides exposure to the daily, total returns of a Reference Index calculated using the performance of the P/E (Investments) FX Strategy Index (standard). The Societe Generale/PE FX Strategy Swap features a basket of currency trades managed by P/E Investments in coordination with Societe Generale (Newedge) UK, Ltd. According to the terms of the swap, The FX Strategy Fund may reset the notional value or the trading level of the Societe Generale, S.A./PE Total Return swap as frequently as daily on a T+1 basis. The swap pays a financing fee 50bps and is subject to a minimum charge of $4,000 monthly, which is accrued daily and paid monthly. The swap became effective on January 7, 2016 and has an open-ended maturity but can be terminated by either party. (Initial Notional Value was $10,200,000).

THE FX STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2018

Assets:
Investments in Securities at Fair Value (identified cost $19,589,183)	$22,120,625
Cash held as Collateral for Swaps	2,400,000
Dividends and Interest Receivable	14,897
Deposit with Brokers for Futures Contracts	6,163
Prepaid Expenses and Other Assets	23,228
Total Assets	24,564,913

Liabilities:
Net Unrealized Depreciation on Swap Contracts	262,035
Accrued Advisory Fees Payable	10,029
Payable to Related Parties	1,044
Accrued Expenses and Other Liabilities	20,601
Total Liabilities	293,709

Net Assets	$24,271,204

Composition of Net Assets:

At June 30, 2018, Net Assets consisted of:
Paid-in-Capital	$25,526,312
Accumulated Undistributed Net Investment Income	2,523,307
Accumulated Net Realized Loss From Security Transactions and swap contracts	(6,047,822)
Net Unrealized Appreciation (Depreciation) on:
Investments	2,531,442
Swap contracts	(262,035)
Net Assets	$24,271,204

Class I Shares:
Net Assets (Unlimited shares of no par value interest authorized: 2,744,335 shares of beneficial interest outstanding)	$24,271,204

Net Asset Value, Offering and Redemption Price per Share ($24,271,204/2,744,335 shares of beneficial interest outstanding)	$8.84

THE FX STRATEGY FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2018

Investment Income:
Dividend Income	$87,822
Interest Income	21,574
Total Investment Income	109,396

Expenses:
Investment Advisory Fees	121,884
Distribution Fees (12b-1) - Class I	30,470
Administration Fees	22,531
Registration & Filing Fees	18,571
Transfer Agent Fees	17,076
Fund Accounting Fees	16,154
Legal Fees	13,120
Audit Fees	11,421
Shareholder Service Fees	11,373
Trustees’ Fees	6,712
Chief Compliance Officer Fees	6,216
Custody Fees	5,040
Printing Expense	4,520
Insurance Expense	198
Miscellaneous Expenses	1,147
Total Expenses	286,433
Less: 12b-1 Fees Waived - Class I	(30,470)
Investment Advisory Fees Waived by the Adviser	(60,942)
Net Expenses	195,021

Net Investment Loss	(85,625)

Net Realized and Unrealized Gain/(Loss) on Investments and Swap Contracts:
Net Realized Gain/(Loss) on:
Investments	(483,786)
Swap Contracts	1,159,531
Total Net Realized Gain	675,745
Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	1,709,577
Swap Contracts	(118,000)
Total Net Change in Unrealized Appreciation	1,591,577
Net Realized and Unrealized Gain on Investments and Swap Contracts	2,267,322
Net Increase in Net Assets Resulting From Operations	$2,181,697

THE FX STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For The Six Months
	Ended	For The Year
	June 30, 2018	Ended
	(Unaudited)	December 31, 2017
Operations:
Net Investment Loss	$(85,625)	$(293,547)
Net Realized Gain/(Loss) on Investments, Futures Contracts, and Swap Contracts	675,745	(2,260,662)
Distributions of Realized Gains from Underlying Investment Companies	—	344
Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, and Swap Contracts	1,591,577	(3,380,306)

Net Increase (Decrease) in Net Assets Resulting From Operations	2,181,697	(5,934,171)

Distributions to Shareholders From:
Class I
Net Investment Income ($0.0000 and $0.5474 per share, respectively)	—	(1,742,145)
Net Realized Gains ($0.0000 and $0.0628 per share, respectively)	—	(199,866)
	—	(1,942,011)
Class A (a)
Net Investment Income ($0.0000 and $0.5474 per share, respectively)	—	(2,371)
Net Realized Gains ($0.0000 and $0.0628 per share, respectively)	—	(272)
	—	(2,643)
Total Distributions to Shareholders	—	(1,944,654)

From Shares of Beneficial Interest Transactions:
Class I Shares
Proceeds from Shares Issued (844,534 and 1,432,148 shares, respectively)	6,545,339	13,703,462
Distributions Reinvested (0 and 224,944 shares, respectively)	—	1,900,771
Cost of Shares Redeemed (1,032,242 and 1,330,985 shares, respectively)	(8,320,260)	(11,979,057)
Total From Shares of Beneficial Interest Transactions	(1,774,921)	3,625,176

Class A Shares (a)
Proceeds from Shares Issued (0 and 725 shares, respectively)	—	7,472
Distributions Reinvested (0 and 298 shares, respectively)	—	2,520
Cost of Shares Redeemed (4,628 and 12,639 shares, respectively)	(37,532)	(116,930)
Total From Shares of Beneficial Interest Transactions	(37,532)	(106,938)
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest Transactions	(1,812,453)	3,518,238

Total Increase (Decrease) in Net Assets	369,244	(4,360,587)

Net Assets:
Beginning of Period	23,901,960	28,262,547
End of Period	$24,271,204	$23,901,960

Accumulated Undistributed Net Investment Income at End of Period	$2,523,307	$2,608,932

(a)	The FX Strategy Fund Class A shares liquidated on January 2, 2018.

THE FX STRATEGY FUND
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.

	For the				For the		For the		For the
	Six Months Ended		For the	For the	Year Ended		Year Ended		Year Ended
	June 30, 2018		Year Ended	Year Ended	December 31, 2015		December 31, 2014		December 31, 2013
	(Unaudited)		December 31, 2017	December 31, 2016	Consolidated		Consolidated		Consolidated
Class I
Net Asset Value, Beginning of Period	$8.14		$10.78	$9.87	$11.04		$8.43		$9.13
Decrease From Operations:
Net investment loss (a)	(0.03)		(0.09)	(0.09)	(0.56)		(0.25)		(0.14)
Net gain (loss) from securities (both realized and unrealized)	0.73		(1.94)	1.00	1.57		2.86		(0.56)
Total from operations	0.70		(2.03)	0.91	1.01		2.61		(0.70)

Distributions to shareholders from:
Net investment income	—		(0.55)	—	—		—		—
Return of capital	—		—	—	(0.52)		—		—
Net realized gains	—		(0.06)	—	(1.66)		—		—
Total distributions	—		(0.61)	—	(2.18)		—		—

Net Asset Value, End of Period	$8.84		$8.14	$10.78	$9.87		$11.04		$8.43

Total Return (b)	8.60	% (g)	(19.04)%	9.22%	9.41%		30.96%		(7.67)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$24,271		$23,864	$28,087	$25,803		$27,494		$31,045
Ratio to average net assets:
Expenses, Gross (c)	2.35	% (f)	2.38%	2.33%	5.89	% (e)	3.89	% (e)	2.77	% (e)
Expenses, Net of Waiver/Reimbursement (c)	1.60	% (f)	1.63%	1.54%	5.14	% (e)	3.14	% (e)	2.02	% (e)
Net investment loss, Net of Waiver/Reimbursement (c)(d)	(0.70	)% (f)	(0.98)%	(1.01)%	(4.69	)% (e)	(2.81	)% (e)	(1.55	)% (e)
Portfolio turnover rate	12	% (g)	19%	32%	62%		29%		40%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(c)	Does not include income and expenses of investment companies or private investments in which the Fund invests, which could be significant.

(d)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Ratios include the income and expenses of Global Aggressive Strategy LLC, which was consolidated beginning September 5, 2012.

(f)	Annualized for periods less than one year.

(g)	Not annualized.

THE FX STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2018

1.	ORGANIZATION

The FX Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Fund’s investment objective is to seek income and capital appreciation. The Fund currently offers Class I. Class I commenced operations on February 25, 2011. Class A commenced operations on August 3, 2011. Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Effective, January 2, 2018 Class A shares converted to Class I shares. Accordingly, the Fund will no longer accept purchase orders from any investor for Class A shares.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund’s investments in private investment funds are presented at fair value as determined by the adviser. The Fund’s private investment funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. In accordance with GAAP, as a practical expedient, the fair value of the Fund’s ownership in private investment funds is determined based on the Fund’s pro-rata interest in the net assets of each private investment fund. The private investment funds value their underlying investments at fair value in accordance with policies established by such private investment funds, as described in each of their financial statements and offering memoranda. The Fund’s valuation method utilizes financial information supplied by each private investment fund and is net of management and incentive fees or allocations payable to the private investment fund’s manager pursuant to the private investment fund’s pertinent agreements.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference

THE FX STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2018

represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Swap Agreements – The Fund invests in swaps that are subject to currency risk and counterparty risk in the normal course of pursuing its investment objective. These investments are based on a proprietary foreign exchange model developed by P/E Investments (the “FX Model”) to capture returns related to trends in currency exchange rates. These swaps are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate,

THE FX STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2018

in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Periodic payments and receipts and liquidation payments received or made at the termination of the swap agreement are recorded as realized gains or losses on the Statement of Operations. The Fund segregates cash of $2,400,000 as disclosed on the Statement of Assets and Liabilities as collateral for the swaps. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net unrealized appreciation to the extent that that amount is positive. For the six months ended June 30, 2018, the net change in unrealized depreciation on the swap contract was $118,000. The cumulative unrealized depreciation on swap contracts is disclosed on the Statements of Assets and Liabilities. For the six months ended June 30, 2018, the Fund had realized gain of $1,159,531 from the swap contract, as disclosed on the Statement of Operations. For the six months ended June 30, 2018, the average quarterly notional volume on swaps was $10,258,289.

Offsetting of Financial Assets and Derivative Assets

It is the Fund’s policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) for swap contracts. During the six months ended June 30, 2018, the Fund is subject to a master netting arrangement for the swaps. The following table shows additional information regarding the offsetting of assets and liabilities at June 30, 2018. The Fund may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements or other master netting agreements which are the standard contracts governing most derivative transactions between the Fund and its counterparties. These agreements may allow a Fund and a counterparty to offset certain derivative instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. To the extent amounts due to a Fund from a counterparty are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Liabilities
	Gross Amounts of	Statement of	Presented in the
	Recognized	Assets &	Statement of Assets		Cash Collateral
Description	Liabilities	Liabilities	& Liabilities		Pledged (2)(3)	Net Amount
Total Return Swap Contract	$262,035	$—	$262,035	(1)	$262,035	$—
Total	$262,035	$—	$262,035		$262,035	$—

(1)	Net unrealized depreciation as presented in the Portfolio of Investments and Statements of Assets and Liabilities.

(2)	Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Fund to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

(3)	The table above does not include additional cash collateral pledged to the counterparty. Additional collateral pledged as of June 30, 2018 was $2,167,965.

THE FX STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2018

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,519,118	$—	$—	$3,519,118
Mutual Funds	5,985,179	—	—	5,985,179
Money Market Fund	3,014,949	—	—	3,014,949
Total	$12,519,246	$—	$—	$12,519,246
Liabilities	Level 1	Level 2	Level 3	Total
Swap Contract *	$—	$262,035	$—	$262,035
Total	$—	$262,035	$—	$262,035

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of any levels during the current period presented. It is the Fund’s policy to record transfers into or out of all levels at the end of the reporting period.

*	Represents net unrealized depreciation on the swap contract.

THE FX STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2018

The Fund’s investments in Underlying Funds are measured at net asset value per share (or its equivalent) as a practical expedient. The following table summarizes the Underlying Funds held by the Fund as of June 30, 2018:

		Unfunded	Redemptions	Withdrawal
	Fair Value	Commitments	Frequency	Restrictions

FX Strategy LLC (a)	4,811,548	—	Daily	None

P/E Funds Ltd. - The Global Aggressive Fund Class F2 (b)	4,789,831	—	Daily	None

(a) The investment objective of FX Strategy LLC (FX) is for the Trading Advisor to leverage extensive experience in portfolio management, asset allocation, market analysis and risk management to generate strong risk-adjusted returns by investing globally on a long/short basis. The PE Investment’s style is quantitative, based on fundamental macroeconomic and financial factors. FX invests in a diversified portfolio of foreign exchange futures and may also invest in forwards, swaps, U.S. Treasury bills, money market securities, and cash or cash equivalents. FX has limited transferability as it is not on a publicly traded market.

(b) The Investment strategy for P/E Funds Ltd (PE Fund) is to implement various strategies employed by P/E Global LLC, maximizing absolute return for investors by achieving strong risk adjusted returns. PE Fund will invest proceeds in a master fund of similar strategy named P/E FX Master Fund, Ltd. which primarily invests in foreign currency futures and U.S. Governmental securities. P/E Fund has limited transferability as it is not a publicly traded market.

In accordance with its investment objective and through its exposure to derivative instruments, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Foreign Currency Risk: Currency investing and trading risks include market risk, credit risk and currency risk. Market risk results from adverse changes in exchange rates. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Foreign Investment Risk: Foreign investing involves adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Leverage Risk: Using derivatives to increase the Fund’s or an Underlying Fund’s combined long and short currency exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

THE FX STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2018

Federal Income Tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2014 to December 31, 2017, or expected to be taken in the Fund’s December 31, 2018 year end tax returns. The Fund identified its major tax jurisdictions as U.S. federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Deposits with Brokers – The Fund deposits funds with Societe Generale (NewEdge) UK, Ltd. and Interactive Brokers subject to CFTC regulations and various exchange and broker requirements. A certain amount of cash balances and investments are required to be held by the brokers to meet margin requirements for futures contract positions and swap contract positions. Margin requirements are satisfied by the deposit of cash and the U.S. Treasury Bills with such brokers. Deposits with Brokers at June 30, 2018 represent both partially restricted deposits required to meet margin and other brokers or regulatory requirements, and excess funds not required for margin. The Fund earns interest income on its deposits with the brokers. Amounts in excess of the margin requirement may be withdrawn by the Fund at any time. The Fund had $2,400,000 on deposit as collateral for swap contracts as of June 30, 2018, and $6,163 on deposit for futures trading.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2018, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $2,720,584 and $5,579,999, respectively.

THE FX STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2018

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Traub Capital Management, LLC serves as the Fund’s investment adviser (the “Adviser”).

Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended June 30, 2018, the Adviser earned $121,884 of advisory fees, of which $10,029 was due as of June 30, 2018.

The Adviser has contractually agreed to waive a portion of its management fee through December 31, 2018 so that such fees do not exceed 0.50% of the Fund’s average daily net assets. The total management fees contractually waived by the Adviser for the six months ended June 30, 2018, amounted to $60,942. These waivers are not subject to recoupment.

Distributor – The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (“Plans”), for Class I and Class A shares, respectively. Pursuant to Rule 12b-1 under the 1940 Act, the Plans provide that a monthly service and/or distribution fee is calculated at an annual rate of 0.25% of the average daily net assets for each of Class I and Class A shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Adviser. For the six months ended June 30, 2018, pursuant to the Plans, Class I shares accrued $30,470; however, the Distributor voluntarily waived all 12b-1 fees for the six months ended June 30, 2018. No fees were paid for Class A shares as the Plan was inactive for Class A shares during the six months ended June 30, 2018.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A shares. For the six months ended June 30, 2018, the Distributor received $0 in underwriting commissions for sales of Class A shares, of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, and transfer agency related services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Trust for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

THE FX STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2018

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the year ended December 31, 2017 were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2017	December 31, 2016
Ordinary Income	$1,744,516	$—
Long-Term Capital Gain	200,138	—
	$1,944,654	$—

There were no Fund distributions for the year ended December 31, 2016.

As of December 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(2,929,510)	$—	$—	$(507,295)	$(3,436,805)

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated ordinary income (loss), and net realized losses from security transactions is primarily attributable to the tax deferral of losses on wash sales, tax adjustments for partnerships, and the mark-to-market on passive foreign investment companies and swap contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $929,027.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $2,000,483.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and short-term capital gains, the reclassification of Fund distributions, and tax adjustments for partnerships and swaps, resulted in reclassification for the year ended December 31, 2017 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(2,514,648)	$2,232,078	$282,570

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Net Unrealized Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$20,918,343	$2,569,786	$(1,367,504)	$1,202,282

THE FX STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2018

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

THE FX STRATEGY FUND
DISCLOSURE OF FUND EXPENSES (Unaudited)
June 30, 2018

As a shareholder of the Fund you incur (i) transaction costs (for Class A) and (ii) ongoing costs, including management fees, shareholder service fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 through June 30, 2018.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid
	Account Value	Value	During the Period*
	(1/1/18)	(6/30/18)	(1/1/18 to 6/30/18)
Actual
Class I	$1,000.00	$ 1086.00	$ 8.28
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$ 1,016.86	$ 8.00

*	Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 1.60% for Class I, multiplied by the average account value over the period, multiplied by 181 days and divided by 365 (to reflect the number of days in the six months ended June 30, 2018).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-397-8728 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-397-8728.

INVESTMENT ADVISER
Traub Capital Management, LLC
97 Chapel Street-2nd Floor
Needham, MA 02492

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/ President

Date 9/7/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/ President

Date 9/7/18

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 9/7/18